Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000024711 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Shares
Average Annual Return, Percent		20.65%	16.90%	13.94%
C000024710 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		21.01%	17.26%	14.28%
C000024709 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R Shares
Average Annual Return, Percent		20.13%	16.37%	13.44%
C000024708 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares — including sales load
Average Annual Return, Percent		18.79%	16.04%	13.10%
C000111618 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		6.19%	12.93%	9.97%
C000024712 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Shares
Average Annual Return, Percent		5.97%	12.64%	9.69%
C000174245 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent	[1]	6.25%	12.93%	9.95%
Without Sales Load [Member] | C000024708 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares — excluding sales load
Average Annual Return, Percent		19.79%	16.04%	13.10%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		21.45%	17.64%	14.63%
S And P 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 1500® Index
Average Annual Return, Percent		20.21%	17.26%	14.24%
S And P Midcap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Midcap 400® Index
Average Annual Return, Percent		6.38%	13.02%	10.17%

[1]	The Fund’s Class R6 Shares commenced operations on October 18, 2016. The Fund offers two other classes of shares: Institutional Shares and Service Shares. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Service Shares, adjusted to remove any voluntary waiver of Fund expenses related to the Service Shares that occurred during the period prior to the commencement of the Class R6 Shares.